FRANKLIN TEMPLETON GROUP
                         777 Mariners Island Boulevard
                              San Mateo, CA 94404


May 5, 1999


Filed Via EDGAR  (CIK #000014698)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

      RE:  Franklin Asset Allocation Fund  ("Registrant")
           File Nos. (2-12647 and 811-730)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 26, 1999.

Sincerely yours,

FRANKLIN ASSET ALLOCATION FUND


/s/ Leiann Nuzum
Leiann Nuzum
Associate General Counsel

LN:nk

cc:   Mark H. Plafker, Esq.